Earnings per share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings per share
Schedule of basic earnings per share

	Year ended December 31,
	2023	2022	2021 (i)
	$'m	$'m	$'m
(Loss)/profit attributable to equity holders as presented in the income statement	(50)	237	(210)
Less: Dividends on preferred shares (see note 26)	(24)	(11)	–
(Loss)/profit attributable to equity holders used in calculating earnings per share	(74)	226	(210)
Weighted average number of ordinary shares for EPS (millions) (ii)	597.6	601.0	538.8
(Loss)/earnings per share	$(0.12)	$0.38	$(0.39)